Subsidiary Undertakings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of financial results of subsidiary included in parent company's consolidated financial results	10.00%
Community Anesthesia, PLLC ("Community") [member]
Disclosure of subsidiaries [line items]
Percentage of financial results of subsidiary included in parent company's consolidated financial results	100.00%
Macon Gastroenterology Anesthesia Associates LLC ("MGAA") [member]
Disclosure of subsidiaries [line items]
Percentage of financial results of subsidiary included in parent company's consolidated financial results	100.00%
Arapahoe Gastroenterology Anesthesia Associates, LLC ("Arapahoe") [member]
Disclosure of subsidiaries [line items]
Percentage of financial results of subsidiary included in parent company's consolidated financial results	100.00%
Knoxville Gastroenterology Anesthesia Associates LLC ("KGAA") [member]
Disclosure of subsidiaries [line items]
Percentage of financial results of subsidiary included in parent company's consolidated financial results	100.00%
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member]
Disclosure of subsidiaries [line items]
Percentage of financial results of subsidiary included in parent company's consolidated financial results	100.00%